Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021	May 31, 2021	May 10, 2021	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2014
Pioneer Global Sustainable Growth Fund - Class Y
Account Value [Line Items]
Line Graph and Table Measure Name	Class Y
Account Value	$ 6,313,918	$ 4,880,834	$ 3,937,944	$ 4,925,000		$ 5,000,000
Pioneer Global Sustainable Growth Fund - Class C
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (with contingent deferred sales charge)
Account Value	$ 12,190	9,520	7,760	9,810		10,000
Pioneer Global Sustainable Growth Fund - Class A
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (with sales charge)
Account Value	$ 11,797	9,145	7,408	9,274		9,425
Pioneer Global Sustainable Value Fund - Class Y
Account Value [Line Items]
Line Graph and Table Measure Name	Class Y
Account Value	$ 6,824,616	5,260,621	4,237,435	4,825,000		5,000,000
Pioneer Global Sustainable Value Fund - Class C
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (with contingent deferred sales charge)
Account Value	$ 13,189	10,270	8,360	9,610		10,000
Pioneer Global Sustainable Value Fund - Class A
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (with sales charge)
Account Value	$ 12,741	9,855	7,959	9,086		9,425
Pioneer Intrinsic Value Fund - Class Y
Account Value [Line Items]
Line Graph and Table Measure Name	Class Y
Account Value	$ 6,566,431	5,208,899	4,455,534	4,845,000		5,000,000
Pioneer Intrinsic Value Fund - Class C
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (with contingent deferred sales charge)
Account Value	$ 12,673	10,168	8,780	9,650		10,000
Pioneer Intrinsic Value Fund - Class A
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (with sales charge)
Account Value	$ 12,262	9,766	8,373	9,123		$ 9,425
Pioneer Strategic Income Fund - Class Y
Account Value [Line Items]
Line Graph and Table Measure Name	Class Y
Account Value	$ 6,881,924	5,946,590	5,814,381	6,748,630			$ 6,221,701	$ 5,999,424	$ 5,556,689	$ 5,575,089	$ 5,348,458	$ 4,959,554	$ 5,000,000
Pioneer Strategic Income Fund - CLASS R
Account Value [Line Items]
Line Graph and Table Measure Name	Class R
Account Value	$ 12,885	11,214	11,050	12,904			11,973	11,621	10,830	10,930	10,552	9,846	10,000
Pioneer Strategic Income Fund - CLASS K
Account Value [Line Items]
Line Graph and Table Measure Name	Class K
Account Value	$ 6,949,234	5,999,574	5,866,625	6,800,258			6,263,134	6,038,325	5,582,221	5,594,918	5,360,818	4,965,615	5,000,000
Pioneer Strategic Income Fund - CLASS C
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (with contingent deferred sales charge)
Account Value	$ 12,449	10,875	10,746	12,596			11,732	11,427	10,684	10,824	10,485	9,810	10,000
Pioneer Strategic Income Fund - Class A
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (with sales charge)
Account Value	$ 12,693	11,019	10,814	12,592			11,645	11,268	10,469	10,539	10,142	9,435	9,550
MSCI All Country World NR Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World NR Index
Account Value	$ 12,660	9,608	7,954	10,025	$ 10,000
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Total Return Index
Account Value	$ 14,428	10,581	8,700	10,293	10,000
Bloomberg U.S. Aggregate Bond Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Total Return Index
Account Value	$ 12,004	10,760	10,691	12,518			12,632	11,807	10,705	10,836	10,829	10,294	10,000
Bloomberg U.S. Universal Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Total Return Index
Account Value	$ 12,373	11,040	10,865	12,771			$ 12,745	$ 11,946	$ 10,853	$ 10,963	$ 10,859	$ 10,233	$ 10,000
MSCI All Country World Growth NR Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Growth NR Index
Account Value	$ 12,708	9,313	7,486	10,323	10,000
MSCI All Country World Value NR Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Value NR Index
Account Value	$ 12,431	9,797	8,375	9,735	10,000
Russell 1000 Value Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Total Return Index
Account Value	$ 12,711	$ 9,949	$ 8,694	$ 9,808	$ 10,000